Derivative financial instruments and Short positions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Swap Differentials Receivable	R$ 13,815,247	R$ 7,641,355	R$ 14,729,642
Option Premiums to Exercise	1,419,279	1,385,889	4,974,618
Forward Contracts and Others	6,741,298	12,112,679	6,543,254
Trading Derivative And Used As Hedge Assets Total	21,975,824	21,139,923	26,247,514
Swap Differentials Payable	11,212,030	8,538,705	18,327,611
Option Premiums Launched	1,894,522	2,256,244	4,926,994
Forward Contracts and Others	5,592,773	13,824,032	6,102,227
Trading Derivative And Used As Hedge Liabilities Total	18,699,325	R$ 24,618,981	29,356,832
Original [Member]
IfrsStatementLineItems [Line Items]
Swap Differentials Receivable			14,729,642
Option Premiums to Exercise			4,974,618
Forward Contracts and Others	R$ 9,166,360
Trading Derivative And Used As Hedge Assets Total			28,870,620
Swap Differentials Payable			18,327,611
Option Premiums Launched			4,926,994
Forward Contracts and Others			8,725,333
Trading Derivative And Used As Hedge Liabilities Total			31,979,938
Adjustment [Member]
IfrsStatementLineItems [Line Items]
Swap Differentials Receivable
Option Premiums to Exercise
Forward Contracts and Others			(2,623,106)
Trading Derivative And Used As Hedge Assets Total			(2,623,106)
Swap Differentials Payable
Option Premiums Launched
Forward Contracts and Others			(2,623,106)
Trading Derivative And Used As Hedge Liabilities Total			R$ (2,623,106)